Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 111,347	$ 118,130
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,352	56,352
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,853	488
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	460	484
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,417	1,520
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,182	1,185
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,600	5,824
URUGUAY
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,003
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	42,153	48,345
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 327	50
Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 3,882